Taxation - Reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Income tax expenses at PRC statutory income tax rate		¥ (323,359)		¥ (129,117)	¥ (251,045)
Permanent differences(1)	[1]	125,132		30,326	28,025
Effect of different tax jurisdiction		4,077		(2,574)	(2,321)
Effect of preferential tax rate		128,584		51,055	99,470
Change in deferred tax assets valuation allowance		71,009		51,390	125,911
Income tax expenses		¥ 5,443	$ 854	¥ 1,080	¥ 40

[1]	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.